Vanguard Target Retirement Funds
Supplement Dated September 28, 2021, to the Prospectus and Summary Prospectuses Dated January 31, 2021
Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement Funds

The Board of Trustees of Vanguard Chester Funds (the Trust) has approved an agreement and plan of reorganization whereby each Vanguard Institutional Target Retirement Fund listed in the table below, each a series of the Trust, would be reorganized with and into each corresponding Vanguard Target Retirement Fund listed in the table below, each also a series of the Trust.
Acquired Fund	Acquiring Fund
Vanguard Institutional Target Retirement Income Fund	Vanguard Target Retirement Income Fund
Vanguard Institutional Target Retirement 2015 Fund	Vanguard Target Retirement 2015 Fund
Vanguard Institutional Target Retirement 2020 Fund	Vanguard Target Retirement 2020 Fund
Vanguard Institutional Target Retirement 2025 Fund	Vanguard Target Retirement 2025 Fund
Vanguard Institutional Target Retirement 2030 Fund	Vanguard Target Retirement 2030 Fund
Vanguard Institutional Target Retirement 2035 Fund	Vanguard Target Retirement 2035 Fund
Vanguard Institutional Target Retirement 2040 Fund	Vanguard Target Retirement 2040 Fund
Vanguard Institutional Target Retirement 2045 Fund	Vanguard Target Retirement 2045 Fund
Vanguard Institutional Target Retirement 2050 Fund	Vanguard Target Retirement 2050 Fund
Vanguard Institutional Target Retirement 2055 Fund	Vanguard Target Retirement 2055 Fund
Vanguard Institutional Target Retirement 2060 Fund	Vanguard Target Retirement 2060 Fund
Vanguard Institutional Target Retirement 2065 Fund	Vanguard Target Retirement 2065 Fund
The reorganization does not require shareholder approval and is expected to close on or about February 11, 2022. Following each reorganization, it is expected that the expense ratio for each Target Retirement Fund will be reduced to 0.08%.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 308B 092021

Vanguard Institutional Target Retirement Funds
Supplement Dated September 28, 2021, to the Prospectus and Summary Prospectuses Dated January 31, 2021
Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement Funds

The Board of Trustees of Vanguard Chester Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) whereby each Vanguard Institutional Target Retirement Fund listed in the table below, each a series of the Trust, would be reorganized with and into each corresponding Vanguard Target Retirement Fund listed in the table below, each also a series of the Trust.
Acquired Fund	Acquiring Fund
Vanguard Institutional Target Retirement Income Fund	Vanguard Target Retirement Income Fund
Vanguard Institutional Target Retirement 2015 Fund	Vanguard Target Retirement 2015 Fund
Vanguard Institutional Target Retirement 2020 Fund	Vanguard Target Retirement 2020 Fund
Vanguard Institutional Target Retirement 2025 Fund	Vanguard Target Retirement 2025 Fund
Vanguard Institutional Target Retirement 2030 Fund	Vanguard Target Retirement 2030 Fund
Vanguard Institutional Target Retirement 2035 Fund	Vanguard Target Retirement 2035 Fund
Vanguard Institutional Target Retirement 2040 Fund	Vanguard Target Retirement 2040 Fund
Vanguard Institutional Target Retirement 2045 Fund	Vanguard Target Retirement 2045 Fund
Vanguard Institutional Target Retirement 2050 Fund	Vanguard Target Retirement 2050 Fund
Vanguard Institutional Target Retirement 2055 Fund	Vanguard Target Retirement 2055 Fund
Vanguard Institutional Target Retirement 2060 Fund	Vanguard Target Retirement 2060 Fund
Vanguard Institutional Target Retirement 2065 Fund	Vanguard Target Retirement 2065 Fund
Each reorganization will consolidate the assets of the Funds and place shareholders of each Institutional Target Retirement Fund in a larger combined fund with an identical investment objective, investment strategies, and investment risks and a lower expense ratio. Following each reorganization, it is expected that the expense ratio for each Target Retirement Fund will be reduced to 0.08%. The reorganization does not require shareholder approval and is expected to close on or about February 11, 2022. Prior to the closing, shareholders of each Institutional Target Retirement Fund will be issued a combined Information Statement/Prospectus, which will describe the reorganization, provide a description of each Target Retirement Fund, and include a comparison of the Funds.
Under the Agreement and after the closing, shareholders of each Institutional Target Retirement Fund will receive Investor Shares of the corresponding Target Retirement Fund in exchange for their Institutional Shares of the Institutional Target Retirement Fund, and the Institutional Target Retirement Funds will cease operations.
We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PSI 1673C 092021

Vanguard Chester Funds

Supplement Dated September 28, 2021, to the Statement of Additional Information Dated January 31, 2021

Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement Funds
The Board of Trustees of Vanguard Chester Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) whereby each Vanguard Institutional Target Retirement Fund listed in the table below, each a series of the Trust, would be reorganized with and into each corresponding Vanguard Target Retirement Fund listed in the table below, each also a series of the Trust.
Acquired Fund	Acquiring Fund
Vanguard Institutional Target Retirement Income Fund	Vanguard Target Retirement Income Fund
Vanguard Institutional Target Retirement 2015 Fund	Vanguard Target Retirement 2015 Fund
Vanguard Institutional Target Retirement 2020 Fund	Vanguard Target Retirement 2020 Fund
Vanguard Institutional Target Retirement 2025 Fund	Vanguard Target Retirement 2025 Fund
Vanguard Institutional Target Retirement 2030 Fund	Vanguard Target Retirement 2030 Fund
Vanguard Institutional Target Retirement 2035 Fund	Vanguard Target Retirement 2035 Fund
Vanguard Institutional Target Retirement 2040 Fund	Vanguard Target Retirement 2040 Fund
Vanguard Institutional Target Retirement 2045 Fund	Vanguard Target Retirement 2045 Fund
Vanguard Institutional Target Retirement 2050 Fund	Vanguard Target Retirement 2050 Fund
Vanguard Institutional Target Retirement 2055 Fund	Vanguard Target Retirement 2055 Fund
Vanguard Institutional Target Retirement 2060 Fund	Vanguard Target Retirement 2060 Fund
Vanguard Institutional Target Retirement 2065 Fund	Vanguard Target Retirement 2065 Fund
Each reorganization will consolidate the assets of the Funds and place shareholders of each Institutional Target Retirement Fund in a larger combined fund with an identical investment objective, investment strategies, and investment risks and a lower expense ratio. Following each reorganization, it is expected that the expense ratio for each Target Retirement Fund will be reduced to 0.08%. The reorganization does not require shareholder approval and is expected to close on or about February 11, 2022. Prior to the closing, shareholders of each Institutional Target Retirement Fund will be issued a combined Information Statement/Prospectus, which will describe the reorganization, provide a description of each Target Retirement Fund, and include a comparison of the Funds.
Under the Agreement and after the closing, shareholders of each Institutional Target Retirement Fund will receive Investor Shares of the corresponding Target Retirement Fund in exchange for their Institutional Shares of the Institutional Target Retirement Fund, and the Institutional Target Retirement Funds will cease operations.
We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 059A 092021